CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by continuing operations	$ 4,876	$ (2,895)
Net cash (used in) provided by discontinued operations	6,875	(3,550)
Net cash provided by (used in) operating activities	11,701	(6,445)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(102)	(95)
Business acquisition		(418)
Net cash used in continuing investing activities	(102)	(513)
Net cash used in discontinued investing activities	(349)	(470)
Net cash used in investing activities	(451)	(983)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment of) proceeds from line of credit	(5,275)	(5,467)
Payments of promissory note		(1,235)
Repayment of term loan		(75)
Payment of taxes on restricted stock units	(68)	(343)
Purchase of restricted stock	(117)	(227)
Net cash (used in) provided by continuing financing activities	(5,460)	3,587
Cash (used in) provided by discontinued financing activities	(6,476)	4,020
Net cash provided by (used in) financing activities	(11,936)	7,607
NET CHANGE IN CASH AND CASH EQUIVALENTS	(686)	179
CASH AND CASH EQUIVALENTS, at beginning of year	1,054	785
CASH AND CASH EQUIVALENTS, at end of year	$ 368	$ 964